Principal Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Segment shares	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares	Nov. 08, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Impairment of intangible assets	¥ 0		¥ 0		¥ 0
Selling expenses	0		2,353,000		6,465,000
Branding and marketing expenses	442,012,000		519,719,000		350,669,000
Income tax expenses due to uncertain tax position	¥ 0		0		41,100,000
Minimum required percentage of annual after-tax profit, general reserve	10.00%	10.00%
Required reserve, percentage of respective registered capital	50.00%	50.00%
Dividends	¥ 0		0		0
Disclosure on geographic areas, long-lived assets	The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.	The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Impairment of long lived assets	¥ 21,390,000	$ 3,278	6,857,000
Stock Repurchased During Period, Value	4,597,000		10,730,000
Stock Repurchase Program, Authorized Amount | $								$ 20,000
Working Capital	740,168,000
Net loss	(394,827,000)	(60,508)	(574,781,000)		(488,066,000)
Cash flows used in operating activities	(302,598,000)	$ (46,375)	(148,164,000)		(112,942,000)
Total shareholders' equity (deficit)	(712,563,000)		(324,805,000)		¥ 218,894,000	$ (109,205)			¥ (447,987,000)
Cash and cash equivalents	¥ 137,996,000		281,166,000			$ 21,149
Stock repurchase program expiration date	May 31, 2020	May 31, 2020
Ordinary Share [Member]
Number of shares repurchased | shares	781,011	781,011
Stock Repurchased During Period, Value	¥ 15,327,000	$ 2,196	10,730,000	$ 1,541
Leasehold Improvements Rental Office Space [Member] | General and Administrative Expenses [Member]
Impairment of long lived assets			¥ 21,390,000
Minimum [Member]
Time deposit maturity	3 months	3 months
Intangible assets useful life	2 years	2 years
Maximum [Member]
Time deposit maturity	1 year	1 year
Intangible assets useful life	5 years	5 years
Weighted Average [Member]
Share Price | $ / shares						$ 2.81	$ 2.61
China, Yuan Renminbi [Member]
Foreign currency translation exchange rate	6.5249		6.9762			6.5249
China, Yuan Renminbi [Member] | The City of New York [Member]
Foreign currency translation exchange rate	6.5250					6.5250